Stockholder's Equity- Narrative (Details) - Forgent Power Solutions, Inc. - $ / shares	Jul. 24, 2025	Dec. 31, 2025	Jul. 21, 2025
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	100	100	100
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Private Placement
Class of Stock [Line Items]
Number of shares issued (in shares)	100
Price per share (in dollars per share)	$ 0.1